VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of vessels and equipment, net:
Cost	$ 2,431,136	$ 2,438,720
Accumulated depreciation	(354,077)	(284,889)
Net book value	2,077,059	2,153,831
Depreciation and amortization expense	76,522	72,972	$ 73,732
Vessels and equipment
Components of vessels and equipment, net:
Depreciation and amortization expense	76,500	73,000	$ 73,700
Drydocking
Components of vessels and equipment, net:
Cost	37,400	44,700
Accumulated depreciation	(24,300)	(22,700)
Vessels
Components of vessels and equipment, net:
Amounts pledged as collateral	2,032,700	2,106,100
Office equipment
Components of vessels and equipment, net:
Cost	$ 3,900	$ 3,900